UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Asset Allocation Funds

For investors seeking a risk-managed approach to asset allocation.

Semi-Annual Report

February 28, 2013

Share Class / Ticker Symbol

Fund Name	Class A	Class C	Class R3	Class I
Nuveen Intelligent Risk Growth Allocation Fund	NIGAX	NIGCX	NIGRX	NIGIX
Nuveen Intelligent Risk Moderate Allocation Fund	NIDAX	NIMCX	NIMRX	NIMIX
Nuveen Intelligent Risk Conservative Allocation Fund	NICAX	NICCX	NICRX	NICIX

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of recent years, investors continue to have good reason to remain cautious. The European Central Bank’s commitment to “do what it takes” to support sovereign debt markets has stabilized the broader euro area financial markets. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are required to meet the EU fiscal targets.

In the U.S., the Fed’s commitment to low interest rates through Quantitative Easing is the subject of increasing debate in its policy making deliberations and many independent economists are expressing concern about the economic distortions resulting from negative real interest rates. There are encouraging signs in Congress that both political parties are working toward compromises on previously irreconcilable social issues. It is too early to tell whether those efforts will produce meaningful results or pave the way for cooperation on the major fiscal issues that potentially loom ahead. Over the longer term, there are some positive trends for the U.S. economy: house prices are clearly recovering, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During the last eighteen months, U.S. investors have benefited from strong returns in the domestic equity markets and steady total returns in many fixed income markets. However, many macroeconomic risks remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, achieving a better balance between fiscal discipline and encouraging economic growth in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East and East Asia. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments in companies that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

April 22, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Nuveen Intelligent Risk Allocation Funds

These Funds feature portfolio management by Nuveen Asset Management, LLC, an affiliate of Nuveen Investments. Portfolio managers James A. Colon, CFA, and Derek B. Bloom, CFA, discuss the key investment strategies and the Funds’ performance during the six-month reporting period ended February 28, 2013. James and Derek have managed the Funds since their inception on May 4, 2012.

How did the Funds perform during the six-month reporting period ended February 28, 2013?

The tables in the Fund Performance and Expense Ratios section of this report provide total return performance information for the six-month and since inception periods ending February 28, 2013. Each Fund’s Class A Share total returns at net asset value (NAV) are compared with the performance of the appropriate Morningstar Index and Lipper classification average.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

We manage each of the three risk categories of our Intelligent Risk Funds, Growth, Moderate and Conservative, using the same investment process. Our goal with each Fund is to provide investors with a stable level of risk that matches their risk tolerance through changing market conditions. Therefore, each Fund targets its own explicit daily volatility range that we believe to be appropriate for its risk category:

Fund	Daily Volatility Target (Annualized)
Nuveen Intelligent Risk Growth Allocation Fund	12% to 18%
Nuveen Intelligent Risk Moderate Allocation Fund	7% to 12%
Nuveen Intelligent Risk Conservative Allocation Fund	3.5% to 7%

To keep each Fund’s volatility within its target range, we use our proprietary risk forecasting models to forecast future volatility across asset classes, and in turn, use that information to construct a risk-targeted portfolio. Risk forecasting and portfolio construction processes attempt to limit fluctuations in each portfolio’s volatility primarily by having exposure to a variety of different asset classes and dynamically adjusting exposure to these asset classes. To gain exposure to the various asset classes, the Funds are currently invested in a diverse blend of exchange-traded funds (ETFs) with broad exposures in equities, fixed income, real estate, commodities and cash.

Each Fund’s wide ranging investable universe gives us the flexibility to reduce exposure to risky assets during periods of high volatility and increase exposure to risky assets during

Nuveen Investments	5

periods of low volatility, while maintaining a stable risk profile. This strategy offers the potential to meet each Fund’s investment objective in a range of economic environments and to capitalize on market upswings, while mitigating risk in down markets. Our goal is to proactively anticipate market volatility to potentially help protect investors from unintentionally taking on risk that is inconsistent with each Fund’s respective risk tolerance.

What was the overall volatility environment during the six-month reporting period?

Volatility across most asset classes remained low during the reporting period. Despite the presidential election in November, the debt ceiling debate in December, the sequestration dispute in February, and the ongoing uncertainty surrounding the Italian, Greek, Spanish and Chinese economies, volatility levels continued to trend well below long-term averages. The CBOE VIX Index, which measures the market’s implied view of future volatility, did jump at the end of December at the tail end of the debt ceiling discussions. However, the actual volatility exhibited by the market increased only modestly and for a short period of time. During the final two months of the reporting period, volatility levels for most asset classes were similar to the low levels achieved during the bull market of 2004 to 2007.

How did the Funds perform and what changes were made to their portfolio allocations during this reporting period?

Nuveen Intelligent Risk Growth Allocation Fund

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and Lipper average for the six-month period ended February 28, 2013. During the reporting period, the Nuveen Intelligent Risk Growth Allocation Fund stayed within its expected volatility range 39% of the time. While we aim to keep the Fund in the volatility range more than 70% of the time, it can be expected that this number will drop materially below 70% during extended periods of low volatility. In order to keep the Fund in its volatility range during periods of very low volatility, we would need to concentrate nearly all of the Fund’s risk in equities. Consequently, a sell-off in equities would have a potentially devastating impact on Fund shareholders. To avoid this scenario, we believe that, during periods of low volatility, we should target a volatility level at the bottom of the Fund’s specified range of 12% to 18%. However, when targeting the bottom of the range, we expect there will be many days where volatility is slightly above 12% and slightly below 12%. Those days where volatility is slightly below 12% will not be counted as within the target range. During this reporting period, the 61% of days where volatility fell outside of its target range were days when volatility was lower than 12% (i.e., there were no days when volatility exceeded the top end of the range).

To keep the Fund’s volatility stable during a declining volatility environment, we increased its exposure to U.S. small-cap equities and natural resources and reduced its exposure to gold and emerging market equities. Gold and emerging market equities tend to be less correlated with the portfolio, and consequently tend to have a more muted impact on the risk level of the Fund. By trading gold and emerging market equities for small-cap equities and natural resources, we were able to increase the expected volatility of the

6	Nuveen Investments

Fund to within its target risk range, although at the bottom end. At the beginning of the period, the Fund did hold a small amount of fixed income assets; however, the allocation to fixed income was largely liquidated in September and reallocated to risk assets.

The increase in exposures to U.S. small-cap equities and natural resources, and the reduction in gold, all proved beneficial to the Fund’s performance during the reporting period. The Russell 2000 Index, a broad representation of small-cap U.S. stocks, returned 13.02%, while the S&P North American Natural Resources Sector Index gained 5.72% over the six months. Meanwhile gold, which we sold, fell -6.67% during the period according to Bloomberg. Conversely, the reduction in emerging market equities hindered results as the MSCI Emerging Markets Index advanced 12.06% during this reporting period.

Nuveen Intelligent Risk Moderate Allocation Fund

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and Lipper average for the six-month period ended February 28, 2013. During the reporting period, the Nuveen Intelligent Risk Moderate Allocation Fund stayed within its expected volatility range 87% of the time.

We made several adjustments during the six-month period to keep the volatility of the Fund from falling below its target range. We sold nearly two-thirds of the Fund’s position in 20+ year U.S. Treasuries and reallocated the proceeds primarily to natural resources and U.S. small-cap equities. In a low volatility environment, it is difficult to hold long duration Treasuries and keep the Fund’s daily volatility within the 7% to 12% target range. While long Treasuries can be an effective diversifier and can also hedge equity risk, an allocation to long Treasuries severely reduces the volatility of the portfolio.

The reallocation to natural resources and U.S. small-cap equities aided performance during the reporting period. The Barclays 20+ Year Treasury Index fell -5.77% during the six months, while the Russell 2000 Index and the S&P North American Natural Resources Sector Index rose by 13.02% and 5.72%, respectively. However, we modestly increased the Fund’s exposure to a diversified blend of commodities, which adversely impacted results. The Dow Jones UBS Commodity Index fell -6.44% during this reporting period.

Nuveen Intelligent Risk Conservative Allocation Fund

The Fund’s Class A Shares at NAV underperformed the Morningstar Index and the Lipper average for the six-month period ended February 28, 2013. During the reporting period, the Nuveen Intelligent Risk Conservative Allocation Fund stayed within its expected volatility range 100% of the time.

Over the six-month period, we significantly reduced the Fund’s exposure to high-yield fixed income and municipal bonds in favor of international developed equities and 20+ year U.S. Treasuries. Unlike the Intelligent Risk Growth and Intelligent Risk Moderate Funds, 20+ year U.S. Treasuries contributed positively to the volatility of the Intelligent Risk Conservative Allocation Fund. Consequently, we increased the Fund’s allocation to 20+ year U.S. Treasuries to increase its volatility to within the target range of 3.5% to 7%.

Nuveen Investments	7

While buying Treasuries helped control risk, the increased allocation hampered the Fund’s returns. The Barclays 20+ Year Treasury Index returned -5.77% during the reporting period. However, the Fund’s increased exposure to international developed equities helped offset some of these losses. The MSCI EAFE Index advanced 14.41% over the six-month period.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. There is no guarantee that the Funds will achieve their investment objectives and the portfolio managers’ asset allocation decisions may adversely affect Fund performance. Each Fund is exposed to the risks of the underlying derivative instruments, ETFs, municipal bonds, corporate bonds, foreign government bonds, equity securities, commodities, real estate, asset-backed securities, mortgage-backed securities, inflation-protected securities and short-term securities that may be held in the portfolio. These risks include market risk, frequent trading risk, index methodology risk, other investment companies risk, liquidity risk, interest rate risk, and credit risk. As interest rates rise, bond prices fall. The credit risk and liquidity risk is heightened for non-investment grade or high-yield securities. The use of derivatives involves substantial financial risks and transaction costs. Commodities may be highly volatile and foreign investments are subject to additional risks including currency fluctuations, and economic or political instability. These risks are magnified in emerging markets. In addition, each Fund will bear its proportionate share of any fees and expenses paid by the ETFs in which it invests.

8	Nuveen Investments

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown on the following three pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative index and Lipper return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

Nuveen Investments	9

Fund Performance and Expense Ratios (continued)

Nuveen Intelligent Risk Growth Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Total Returns as of February 28, 2013

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	6.36%	7.21%
Class A Shares at maximum Offering Price	0.24%	1.05%
Morningstar Moderately Aggressive Target Risk Index**	9.06%	10.89%
Lipper Mixed-Asset Target Allocation Growth Funds Classification Average**	7.41%	9.50%

Class C Shares	5.96%	6.54%
Class R3 Shares	6.24%	6.99%
Class I Shares	6.48%	7.43%

Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	5.78%	9.33%
Class A Shares at maximum Offering Price	-0.29%	3.04%
Class C Shares	5.34%	8.55%
Class R3 Shares	5.62%	9.05%
Class I Shares	5.90%	9.56%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios***	Net Expense Ratios***
Class A Shares	6.42%	1.33%
Class C Shares	7.17%	2.08%
Class R3 Shares	6.67%	1.58%
Class I Shares	6.17%	1.08%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

*	Since inception returns are from 5/04/12.

**	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

***	The expense ratios include acquired fund fees and expenses of 0.40%, which reflect the fees and expenses of the exchange-traded funds in which the Fund invests.

10	Nuveen Investments

Fund Performance and Expense Ratios (continued)

Nuveen Intelligent Risk Moderate Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Total Returns as of February 28, 2013

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	2.29%	5.67%
Class A Shares at maximum Offering Price	-3.59%	-0.41%
Morningstar Moderate Target Risk Index**	6.69%	8.66%
Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average**	6.26%	8.42%

Class C Shares	1.92%	5.03%
Class R3 Shares	2.17%	5.44%
Class I Shares	2.42%	5.90%

Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	1.85%	6.68%
Class A Shares at maximum Offering Price	-4.00%	0.54%
Class C Shares	1.47%	5.93%
Class R3 Shares	1.69%	6.40%
Class I Shares	1.97%	6.86%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios***	Net Expense Ratios***
Class A Shares	6.19%	1.28%
Class C Shares	6.94%	2.03%
Class R3 Shares	6.44%	1.53%
Class I Shares	5.94%	1.03%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

*	Since inception returns are from 5/04/12.

**	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

***	The expense ratios include acquired fund fees and expenses of 0.35%, which reflect the fees and expenses of the exchange-traded funds in which the Fund invests.

Nuveen Investments	11

Fund Performance and Expense Ratios (continued)

Nuveen Intelligent Risk Conservative Allocation Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Total Returns as of February 28, 2013

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	1.90%	4.11%
Class A Shares at maximum Offering Price	-3.95%	-1.87%
Morningstar Moderately Conservative Target Risk Index**	4.42%	6.27%
Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average**	4.14%	6.39%

Class C Shares	1.48%	3.45%
Class R3 Shares	1.74%	3.88%
Class I Shares	2.02%	4.34%

Total Returns as of March 31, 2013 (Most Recent Calendar Quarter)

	Cumulative

	6-Month	Since Inception*
Class A Shares at NAV	1.21%	4.45%
Class A Shares at maximum Offering Price	-4.61%	-1.56%
Class C Shares	0.79%	3.72%
Class R3 Shares	1.04%	4.19%
Class I Shares	1.27%	4.65%

Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class R3 Shares have no sales charge and are only available for purchase by eligible retirement plans. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

	Gross Expense Ratios***	Net Expense Ratios***
Class A Shares	6.19%	1.25%
Class C Shares	6.94%	2.00%
Class R3 Shares	6.44%	1.50%
Class I Shares	5.94%	1.00%

The Fund’s investment adviser has agreed to waive fees and/or reimburse expenses through October 31, 2014 so that total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses, and extraordinary expenses) do not exceed 0.71% of the average daily net assets of any class of Fund shares. The expense limitation expiring October 31, 2014 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.

*	Since inception returns are from 5/04/12.

**	Refer to the Glossary of Terms Used in the Report for definitions. Indexes and Lipper averages are not available for direct investment.

***	The expense ratios include acquired fund fees and expenses of 0.32%, which reflect the fees and expenses of the exchange-traded funds in which the Fund invests.

12	Nuveen Investments

Holding Summaries as of February 28, 2013

This data relates to the securities held in each Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

Nuveen Intelligent Risk Growth Allocation Fund

Exchange-Traded Funds	Weighting[1]	1-Year Total Returns[2]
iShares Dow Jones U.S. Real Estate Index Fund	8.6%	17.55%
iShares MSCI EAFE Index Fund	14.7%	9.79%
iShares Russell 1000 Index Fund	14.0%	13.49%
iShares Russell 2000 Index Fund	19.8%	14.07%
iShares S&P North American Natural Resources Sector Index Fund	19.6%	(3.34)%
PowerShares DB Commodity Index Tracking Fund	12.0%	(8.90)%
PowerShares DB Gold Fund	4.1%	(9.50)%
Vanguard FTSE Emerging Markets ETF	5.2%	0.14%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund (Class Z)	1.7%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages will not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

Nuveen Investments	13

Holding Summaries (continued) as of February 28, 2013

Nuveen Intelligent Risk Moderate Allocation Fund

Exchange-Traded Funds	Weighting[1]	1-Year Total Returns[2]
iShares Barclays 20+ Year Treasury Bond Fund	11.7%	3.24%
iShares Dow Jones U.S. Real Estate Index Fund	2.7%	17.55%
iShares MSCI EAFE Index Fund	13.5%	9.79%
iShares Russell 1000 Index Fund	7.5%	13.49%
iShares Russell 2000 Index Fund	14.1%	14.07%
iShares S&P North American Natural Resources Sector Index Fund	13.9%	(3.34)%
PowerShares DB Commodity Index Tracking Fund	14.8%	(8.90)%
PowerShares DB Gold Fund	6.6%	(9.50)%
Vanguard FTSE Emerging Markets ETF	13.3%	0.14%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund (Class Z)	1.5%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages will not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

14	Nuveen Investments

Holding Summaries (continued) as of February 28, 2013

Nuveen Intelligent Risk Conservation Allocation Fund

Exchange-Traded Funds	Weighting[1]	1-Year Total Returns[2]
iShares Barclays 20+ Year Treasury Bond Fund	24.4%	3.24%
iShares Dow Jones U.S. Real Estate Index Fund	4.7%	17.55%
iShares MSCI EAFE Index Fund	8.8%	9.79%
iShares Russell 1000 Index Fund	8.8%	13.49%
iShares Russell 2000 Index Fund	6.4%	14.07%
iShares S&P National AMT-Free Municipal Bond Fund	20.3%	4.47%
iShares S&P North American Natural Resources Sector Index Fund	4.0%	(3.34)%
PowerShares DB Commodity Index Tracking Fund	5.8%	(8.90)%
PowerShares DB Gold Fund	4.7%	(9.50)%
SPDR Barclays Capital High Yield Bond Fund	2.7%	2.56%
Vanguard FTSE Emerging Markets ETF	7.3%	0.14%

Short-Term Investments	Weighting[1]
First American Treasury Obligations Fund (Class Z)	1.7%

1	As a percentage of net assets as of the end of the reporting period. Holdings are subject to change. Percentages will not add to 100% due to the exclusion of Other Assets Less Liabilities from the table.

2	As of the end of the reporting period.

Nuveen Investments	15

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

In addition to the fees and expenses which the Funds bear directly; the Funds indirectly bear a pro rata share of the fees and expenses of the exchange-traded funds in which the Funds invest. Because the exchange-traded funds have varied expenses and fee levels and the Funds may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These exchange-traded fund fees and expenses are not included in the expenses shown in the table.

16	Nuveen Investments

Nuveen Intelligent Risk Growth Allocation Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,063.60	$1,059.60	$1,062.40	$1,064.80	$1,020.18	$1,016.46	$1,018.94	$1,021.42
Expenses Incurred During Period	$4.76	$8.58	$6.03	$3.48	$4.66	$8.40	$5.91	$3.41

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .93%, 1.68%, 1.18% and .68% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year peroid).

Nuveen Intelligent Risk Moderate Allocation Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,022.90	$1,019.20	$1,021.70	$1,024.20	$1,020.18	$1,016.46	$1,018.94	$1,021.42
Expenses Incurred During Period	$4.66	$8.41	$5.91	$3.41	$4.66	$8.40	$5.91	$3.41

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .93%, 1.68%, 1.18% and .68% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year peroid).

Nuveen Intelligent Risk Conservative Allocation Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	C Shares	R3 Shares	I Shares	A Shares	C Shares	R3 Shares	I Shares
Beginning Account Value (9/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (2/28/13)	$1,019.00	$1,014.80	$1,017.40	$1,020.20	$1,020.18	$1,016.46	$1,018.94	$1,021.42
Expenses Incurred During Period	$4.66	$8.39	$5.90	$3.41	$4.66	$8.40	$5.91	$3.41

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .93%, 1.68%, 1.18% and .68% for Classes A, C, R3 and I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year peroid).

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Growth Allocation Fund

February 28, 2013

Shares	Description (1) (4)	Value
	EXCHANGE-TRADED FUNDS – 98.0%

	Commodity Funds – 16.1%

5,084	PowerShares DB Commodity Index Tracking Fund, (2)	$137,929

868	PowerShares DB Gold Fund, (2)	46,820
	Total Commodity Funds	184,749
	Equity Funds – 81.9%

1,445	iShares Dow Jones U.S. Real Estate Index Fund	98,434

2,899	iShares MSCI EAFE Index Fund	168,664

1,903	iShares Russell 1000 Index Fund	160,556

2,509	iShares Russell 2000 Index Fund	226,964

5,652	iShares S&P North American Natural Resources Sector Index Fund	225,063

1,361	Vanguard FTSE Emerging Markets ETF	59,176
	Total Equity Funds	938,857
	Total Exchange-Traded Funds (cost $1,054,848)	1,123,606

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

19,038	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$19,038
	Total Short-Term Investments (cost $19,038)	19,038
	Total Investments (cost $1,073,886) – 99.7%	1,142,644
	Other Assets Less Liabilities – 0.3%	3,672
	Net Assets – 100%	$1,146,316

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

See accompanying notes to financial statements.

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Moderate Allocation Fund

February 28, 2013

Shares	Description (1) (4)	Value
	EXCHANGE-TRADED FUNDS – 98.1%

	Commodity Funds – 21.4%

8,629	PowerShares DB Commodity Index Tracking Fund, (2)	$234,105

1,921	PowerShares DB Gold Fund, (2)	103,619
	Total Commodity Funds	337,724
	Equity Funds – 65.0%

628	iShares Dow Jones U.S. Real Estate Index Fund	42,779

3,649	iShares MSCI EAFE Index Fund	212,299

1,402	iShares Russell 1000 Index Fund	118,287

2,462	iShares Russell 2000 Index Fund	222,712

5,503	iShares S&P North American Natural Resources Sector Index Fund	219,129

4,845	Vanguard FTSE Emerging Markets ETF	210,661
	Total Equity Funds	1,025,867
	Fixed Income Funds – 11.7%

1,555	iShares Barclays 20+ Year Treasury Bond Fund	184,299
	Total Exchange-Traded Funds (cost $1,489,265)	1,547,890

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.5%

	Money Market Funds – 1.5%

24,132	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$24,132
	Total Short-Term Investments (cost $24,132)	24,132
	Total Investments (cost $1,513,397) – 99.6%	1,572,022
	Other Assets Less Liabilities – 0.4%	5,935
	Net Assets – 100%	$1,577,957

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

See accompanying notes to financial statements.

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Intelligent Risk Conservative Allocation Fund

February 28, 2013

Shares	Description (1) (4)	Value
	EXCHANGE-TRADED FUNDS – 97.9%

	Commodity Funds – 10.5%

2,589	PowerShares DB Commodity Index Tracking Fund, (2)	$70,240

1,049	PowerShares DB Gold Fund, (2)	56,583
	Total Commodity Funds	126,823
	Equity Funds – 42.7%

837	iShares Dow Jones U.S. Real Estate Index Fund	57,016

1,845	iShares MSCI EAFE Index Fund	107,342

1,261	iShares Russell 1000 Index Fund	106,391

852	iShares Russell 2000 Index Fund	77,072

1,211	iShares S&P North American Natural Resources Sector Index Fund	48,222

795	SPDR Barclays Capital High Yield Bond Fund	32,500

2,026	Vanguard FTSE Emerging Markets ETF	88,090
	Total Equity Funds	516,633
	Fixed Income Funds – 44.7%

2,495	iShares Barclays 20+ Year Treasury Bond Fund	295,707

2,199	iShares S&P National AMT-Free Municipal Bond Fund	246,046
	Total Fixed Income Funds	541,753
	Total Exchange-Traded Funds (cost $1,159,040)	1,185,209

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 1.7%

	Money Market Funds – 1.7%

21,232	First American Treasury Obligations Fund, Class Z, 0.000%, (3)	$21,232
	Total Short-Term Investments (cost $21,232)	21,232
	Total Investments (cost $1,180,272) – 99.6%	1,206,441
	Other Assets Less Liabilities – 0.4%	4,518
	Net Assets – 100%	$1,210,959

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; fund has not declared a dividend within the past twelve months.

(3)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(4)	A copy of the most recent financial statements for the exchange-traded funds in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

See accompanying notes to financial statements.

20	Nuveen Investments

Statement of Assets and Liabilities (Unaudited)

February 28, 2013

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Assets
Investments, at value (cost $1,073,886, $1,513,397 and $1,180,272, respectively)	$1,142,644	$1,572,022	$1,206,441
Receivables:
From Adviser	8,323	13,181	13,686
Shares sold	—	—	115
Other assets	2	2	3
Total assets	1,150,969	1,585,205	1,220,245
Liabilities
Payables:
Dividends	—	—	1,929
Shares redeemed	—	—	179
Accrued expenses:
Trustees fees	4	5	4
12b-1 distribution and service fees	76	129	97
Other	4,573	7,114	7,077
Total liabilities	4,653	7,248	9,286
Net assets	$1,146,316	$1,577,957	$1,210,959
Class A Shares
Net assets	$73,028	$175,697	$198,026
Shares outstanding	3,435	8,397	9,658
Net asset value per share	$21.26	$20.92	$20.50
Offering price per share (net asset value per share plus maximum sales charge of 5.75% of offering price)	$22.56	$22.20	$21.75
Class C Shares
Net assets	$53,067	$131,577	$51,207
Shares outstanding	2,500	6,305	2,500
Net asset value and offering price per share	$21.23	$20.87	$20.48
Class R3 Shares
Net assets	$53,116	$52,250	$51,230
Shares outstanding	2,500	2,500	2,500
Net asset value and offering price per share	$21.25	$20.90	$20.49
Class I Shares
Net assets	$967,105	$1,218,433	$910,496
Shares outstanding	45,478	58,199	44,403
Net asset value and offering price per share	$21.27	$20.94	$20.51
Net assets consist of:
Capital paid-in	$1,082,394	$1,528,275	$1,184,707
Undistributed (Over-distribution of) net investment income	1,632	(1,271)	266
Accumulated net realized gain (loss)	(6,468)	(7,672)	(183)
Net unrealized appreciation (depreciation)	68,758	58,625	26,169
Net assets	$1,146,316	$1,577,957	$1,210,959
Authorized shares – per class	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01

See accompanying notes to financial statements.

Nuveen Investments	21

Statement of Operations (Unaudited)

Six Months Ended February 28, 2013

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Investment Income	$12,308	$13,410	$16,822
Expenses
Management fees	4,024	4,800	4,285
12b-1 service fees – Class A	69	145	167
12b-1 distribution and service fees – Class C	257	341	254
12b-1 distribution and service fees – Class R3	129	129	127
Shareholder servicing agent fees and expenses	230	277	255
Custodian fees and expenses	5,561	5,592	5,648
Trustees fees and expenses	198	200	199
Professional fees	9,316	9,319	9,319
Shareholder reporting expenses	9,010	14,037	14,330
Federal and state registration fees	7,218	7,281	7,229
Other expenses	383	387	386
Total expenses before fee waiver/expense reimbursement	36,395	42,508	42,199
Fee waiver/expense reimbursement	(32,385)	(37,651)	(37,864)
Net expenses	4,010	4,857	4,335
Net investment income (loss)	8,298	8,553	12,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	8,092	191	3,329
Change in net unrealized appreciation (depreciation) of investments	48,800	19,053	5,718
Net realized and unrealized gain (loss)	56,892	19,244	9,047
Net increase (decrease) in net assets from operations	$65,190	$27,797	$21,534

See accompanying notes to financial statements.

22	Nuveen Investments

Statement of Changes in Net Assets (Unaudited)

	Intelligent Risk Growth Allocation		Intelligent Risk Moderate Allocation
	Six Months Ended 2/28/13	For the Period 5/04/12 (commencement of operations) through 8/31/12	Six Months Ended 2/28/13	For the Period 5/04/12 (commencement of operations) through 8/31/12
Operations
Net investment income (loss)	$8,298	$3,127	$8,553	$3,100
Net realized gain (loss) from investments	8,092	(14,560)	191	(7,863)
Change in net unrealized appreciation (depreciation) of investments	48,800	19,958	19,053	39,572
Net increase (decrease) in net assets from operations	65,190	8,525	27,797	34,809
Distributions to Shareholders
From net investment income:
Class A	(436)	—	(969)	—
Class C	(189)	—	(412)	—
Class R3	(353)	—	(464)	—
Class I	(9,022)	—	(11,291)	—
Decrease in net assets from distributions to shareholders	(10,000)	—	(13,136)	—
Fund Share Transactions
Proceeds from sale of shares	88,741	1,000,000	506,847	1,070,728
Proceeds from shares issued to shareholders due to reinvestment of distributions	204	—	1,575	—
	88,945	1,000,000	508,422	1,070,728
Cost of shares redeemed	(6,344)	—	(50,663)	—
Net increase (decrease) in net assets from Fund share transactions	82,601	1,000,000	457,759	1,070,728
Net increase (decrease) in net assets	137,791	1,008,525	472,420	1,105,537
Net assets at the beginning of period	1,008,525	—	1,105,537	—
Net assets at the end of period	$1,146,316	$1,008,525	$1,577,957	$1,105,537
Undistributed (Over-distribution of) net investment income at the end of period	$1,632	$3,334	$(1,271)	$3,312

See accompanying notes to financial statements.

Nuveen Investments	23

Statement of Changes in Net Assets (Unaudited) (continued)

	Intelligent Risk Conservative Allocation
	Six Months Ended 2/28/13	For the Period 5/04/12 (commencement of operations) through 8/31/12
Operations
Net investment income (loss)	$12,487	$5,721
Net realized gain (loss) from investments	3,329	(3,512)
Change in net unrealized appreciation (depreciation) of investments	5,718	20,451
Net increase (decrease) in net assets from operations	21,534	22,660
Distributions to Shareholders
From net investment income:
Class A	(1,407)	(258)
Class C	(353)	(167)
Class R3	(480)	(227)
Class I	(10,395)	(4,868)
Decrease in net assets from distributions to shareholders	(12,635)	(5,520)
Fund Share Transactions
Proceeds from sale of shares	149,391	1,035,000
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,062	55
	150,453	1,035,055
Cost of shares redeemed	(588)	—
Net increase (decrease) in net assets from Fund share transactions	149,865	1,035,055
Net increase (decrease) in net assets	158,764	1,052,195
Net assets at the beginning of period	1,052,195	—
Net assets at the end of period	$1,210,959	$1,052,195
Undistributed (Over-distribution of) net investment income at the end of period	$266	$414

See accompanying notes to financial statements.

24	Nuveen Investments

[THIS PAGE INTENTIONALLY LEFT BLANK]

Nuveen Investments	25

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations				Less Distributions

INTELLIGENT RISK GROWTH ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accum- ulated Net Realized Gains	Total	Ending Net Asset Value
CLASS A (5/12)
2013(f)	$20.16	$.13		$1.14	$1.27	$(.17)	$—	$(.17)	$21.26
2012(d)	20.00	.05		.11	.16	—	—	—	20.16
CLASS C (5/12)
2013(f)	20.11	.07		1.13	1.20	(.08)	—	(.08)	21.23
2012(d)	20.00	—	**	.11	.11	—	—	—	20.11
CLASS R3 (5/12)
2013(f)	20.14	.12		1.13	1.25	(.14)	—	(.14)	21.25
2012(d)	20.00	.04		.10	.14	—	—	—	20.14
CLASS I (5/12)
2013(f)	20.18	.17		1.13	1.30	(.21)	—	(.21)	21.27
2012(d)	20.00	.07		.11	.18	—	—	—	20.18

26	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(e)		Net Invest- ment Income (Loss)		Expenses(e)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

6.36%	$73	7.26	%*	(5.07	)%*	.93	%*	1.27	%*	55%
.80	50	7.41	*	(5.66	)*	.93	*	.82	*	25

5.96	53	7.82	*	(5.46	)*	1.68	*	.68	*	55
.55	50	8.16	*	(6.41	)*	1.68	*	.07	*	25

6.24	53	7.32	*	(4.96	)*	1.18	*	1.18	*	55
.70	50	7.66	*	(5.91	)*	1.18	*	.57	*	25

6.48	967	6.86	*	(4.50	)*	.68	*	1.68	*	55
.90	857	7.16	*	(5.42	)*	.68	*	1.07	*	25

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the period May 4, 2012 (commencement of operations) through August 31, 2012.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)	For the six months ended February 28, 2013.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	27

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations				Less Distributions

INTELLIGENT RISK MODERATE ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)		Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accum- ulated Net Realized Gains	Total	Ending Net Asset Value
CLASS A (5/12)
2013(f)	$20.66	$.10		$.37	$.47	$(.21)	$—	$(.21)	$20.92
2012(d)	20.00	.04		.62	.66	—	—	—	20.66
CLASS C (5/12)
2013(f)	20.61	.04		.35	.39	(.13)	—	(.13)	20.87
2012(d)	20.00	—	**	.61	.61	—	—	—	20.61
CLASS R3 (5/12)
2013(f)	20.64	.11		.34	.45	(.19)	—	(.19)	20.90
2012(d)	20.00	.04		.60	.64	—	—	—	20.64
CLASS I (5/12)
2013(f)	20.68	.15		.35	.50	(.24)	—	(.24)	20.94
2012(d)	20.00	.07		.61	.68	—	—	—	20.68

28	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(e)		Net Invest- ment Income (Loss)		Expenses(e)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

2.29%	$176	7.07	%*	(5.19	)%*	.93	%*	.95	%*	46%
3.30	98	7.40		(5.86	)*	.93	*	.60	*	21

1.92	132	8.46	*	(6.43	)*	1.68	*	.35	*	46
3.05	62	7.90	*	(6.18	)*	1.68	*	.04	*	21

2.17	52	6.88	*	(4.67	)*	1.18	*	1.03	*	46
3.20	52	7.41	*	(5.68	)*	1.18	*	.54	*	21

2.42	1,218	6.66	*	(4.47	)*	.68	*	1.50	*	46
3.40	894	6.91	*	(5.20	)*	.68	*	1.03	*	21

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the period May 4, 2012 (commencement of operations) through August 31, 2012.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)	For the six months ended February 28, 2013.
*	Annualized.
**	Rounds to less than $.01 per share.

See accompanying notes to financial statements.

Nuveen Investments	29

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

INTELLIGENT RISK CONSERVATIVE ALLOCATION
Year Ended August 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Invest- ment Income	From Accum- ulated Net Realized Gains	Total	Ending Net Asset Value
CLASS A (5/12)
2013(f)	$20.33	$.18	$.21	$.39	$(.22)	$—	$(.22)	$20.50
2012(d)	20.00	.10	.33	.43	(.10)	—	(.10)	20.33
CLASS C (5/12)
2013(f)	20.32	.14	.16	.30	(.14)	—	(.14)	20.48
2012(d)	20.00	.05	.34	.39	(.07)	—	(.07)	20.32
CLASS R3 (5/12)
2013(f)	20.33	.19	.16	.35	(.19)	—	(.19)	20.49
2012(d)	20.00	.09	.33	.42	(.09)	—	(.09)	20.33
CLASS I (5/12)
2013(f)	20.34	.24	.17	.41	(.24)	—	(.24)	20.51
2012(d)	20.00	.12	.33	.45	(.11)	—	(.11)	20.34

30	Nuveen Investments

Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement				Ratios to Average Net Assets After Waiver/Reimbursement(c)

Total Return(b)	Ending Net Assets (000)	Expenses(e)		Net Invest- ment Income (Loss)		Expenses(e)		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

1.90%	$198	8.70	%*	(6.01	)%*	.93	%*	1.76	%*	51%
2.17	71	7.34	*	(4.84	)*	.93	*	1.57	*	25

1.48	51	8.32	*	(5.26	)*	1.68	*	1.38	*	51
1.94	51	7.95	*	(5.45	)*	1.68	*	.83	*	25

1.74	51	7.82	*	(4.76	)*	1.18	*	1.88	*	51
2.11	51	7.46	*	(4.95	)*	1.18	*	1.33	*	25

2.02	910	7.33	*	(4.27	)*	.68	*	2.38	*	51
2.27	880	6.97	*	(4.47	)*	.68	*	1.82	*	25

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, where applicable.
(d)	For the period May 4, 2012 (commencement of operations) through August 31, 2012.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the exchange-traded funds in which the Fund invests. These exchange-traded fund fees and expenses are not reflected in the expense ratios. Because the exchange-traded funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.
(f)	For the six months ended February 28, 2013.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	31

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The Nuveen Investment Trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Intelligent Risk Growth Allocation Fund (“Intelligent Risk Growth Allocation”), Nuveen Intelligent Risk Moderate Allocation Fund (“Intelligent Risk Moderate Allocation”) and Nuveen Intelligent Risk Conservative Allocation Fund (“Intelligent Risk Conservative Allocation”), (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust in 1996.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisers, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund’s investment objective is to seek total return. Under normal market conditions, each Fund attempts to maintain a consistent risk level through changing market conditions by investing in financial instruments whose performance is expected to correspond to a variety of different asset classes. Intelligent Risk Growth Allocation, Intelligent Risk Moderate Allocation and Intelligent Risk Conservative Allocation seek to maintain a consistent risk level by attempting to keep their daily volatility range (i.e., fluctuations in value) within 12% to 18% (annualized), 7% to 12% (annualized) and 3.5% to 7% (annualized), respectively.

Each Fund may invest in exchange-traded funds (“ETFs”) and certain derivatives in order to gain exposure to any asset class, including: any commodity; any currency; U.S. and foreign (including emerging markets) equity securities; U.S. and foreign (including emerging markets) real estate; U.S. and foreign (including emerging markets) corporate bonds; U.S. and foreign (including emerging markets) government bonds; asset-backed securities; mortgage-backed securities; inflation-protected securities; and municipal bonds. The equity securities to which a Fund may have exposure may be of any market capitalization. The bonds to which a Fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds. Each Fund may also invest in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Fund’s obligations under derivative transactions.

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

ETFs are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes.

Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

32	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes.

Investment Income

Dividend income, and realized gain distributions from the ETFs are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and distributed to shareholders annually for Intelligent Risk Growth Allocation, quarterly for Intelligent Risk Moderate Allocation and monthly for Intelligent Risk Conservative Allocation. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a .25% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class C Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class R3 Shares are sold without an up-front sales charge but incur a .25% annual 12b-1 distribution fee and a .25% annual 12b-1 service fee. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Derivative Financial Instruments

Each Fund is authorized to invest in certain derivative instruments, including forward foreign currency exchange contracts, futures, options and swap contracts. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 28, 2013.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Multiclass Operations and Allocations

Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution fees and shareholder service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Nuveen Investments	33

Notes to Financial Statements (Unaudited) (continued)

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Intelligent Risk Growth Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,123,606	$—	$—	$1,123,606
Short-Term Investments:
Money Market Funds	19,038	—	—	19,038
Total	$1,142,644	$—	$—	$1,142,644

Intelligent Risk Moderate Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,547,890	$—	$—	$1,547,890
Short-Term Investments:
Money Market Funds	24,132	—	—	24,132
Total	$1,572,022	$—	$—	$1,572,022

Intelligent Risk Conservative Allocation	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,185,209	$—	$—	$1,185,209
Short-Term Investments:
Money Market Funds	21,232	—	—	21,232
Total	$1,206,441	$—	$—	$1,206,441

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

34	Nuveen Investments

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended February 28, 2013.

4. Fund Shares

Transactions in Fund shares were as follows:

	Intelligent Risk Growth Allocation
	Six Months Ended 2/28/13		For the period 5/04/12 (commencement of operations) through 8/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	935	$20,000	2,500	$50,000
Class C	—	—	2,500	50,000
Class R3	—	—	2,500	50,000
Class I	3,270	68,741	42,500	850,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	—	—	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class I	10	204	—	—
	4,215	88,945	50,000	1,000,000
Shares redeemed:
Class A	—	—	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class I	(302)	(6,344)	—	—
	(302)	(6,344)	—	—
Net increase (decrease)	3,913	$82,601	50,000	$1,000,000

Nuveen Investments	35

Notes to Financial Statements (Unaudited) (continued)

	Intelligent Risk Moderate Allocation
	Six Months Ended 2/28/13		For the period 5/04/12 (commencement of operations) through 8/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	5,896	$123,955	4,732	$95,233
Class C	3,295	69,891	3,009	60,495
Class R3	—	—	2,500	50,000
Class I	15,114	313,001	43,248	865,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	13	284	—	—
Class C	4	77	—	—
Class R3	—	—	—	—
Class I	59	1,214	—	—
	24,381	508,422	53,489	1,070,728
Shares redeemed:
Class A	(2,244)	(45,940)	—	—
Class C	(3)	(68)	—	—
Class R3	—	—	—	—
Class I	(222)	(4,655)	—	—
	(2,469)	(50,663)	—	—
Net increase (decrease)	21,912	$457,759	53,489	$1,070,728

	Intelligent Risk Conservative Allocation
	Six Months Ended 2/28/13		For the period 5/04/12 (commencement of operations) through 8/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	6,156	$126,085	3,488	$70,000
Class C	—	—	2,500	50,000
Class R3	—	—	2,500	50,000
Class I	1,138	23,306	43,252	865,000
Shares issued to shareholders due to reinvestment of distributions:
Class A	43	867	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class I	10	195	3	55
	7,347	150,453	51,743	1,035,055
Shares redeemed:
Class A	(29)	(588)	—	—
Class C	—	—	—	—
Class R3	—	—	—	—
Class I	—	—	—	—
	(29)	(588)	—	—
Net increase (decrease)	7,318	$149,865	51,743	$1,035,055

5. Investment Transactions

Purchases and sales (excluding short-term investments) during the six months ended February 28, 2013, were as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Purchases	$629,807	$1,002,253	$691,441
Sales	578,836	575,317	574,567

36	Nuveen Investments

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

As of February 28, 2013, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis, were as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Cost of investments	$1,077,615	$1,514,220	$1,181,253
Gross unrealized:
Appreciation	72,405	67,172	36,138
Depreciation	(7,376)	(9,370)	(10,950)
Net unrealized appreciation (depreciation) of investments	$65,029	$57,802	$25,188

Permanent differences, primarily due to nondeductible stock issuance costs resulted in reclassifications among the Funds’ components of net assets as of August 31, 2012, the Funds’ last tax year-end, as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Capital paid-in	$(207)	$(212)	$(213)
Undistributed (Over-distribution of) net investment income	207	212	213
Accumulated net realized gain (loss)	—	—	—

The tax components of undistributed net ordinary income and net long-term capital gains at August 31, 2012, the Funds’ last tax year end, were as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Undistributed net ordinary income*	$3,334	$3,312	$2,376
Undistributed net long-term capital gains	—	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the period May 4, 2012 (commencement of operations) through August 31, 2012, the Funds’ last tax year end, was designated for purposes of the dividends paid deduction as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Distributions from net ordinary income*	$—	$—	$3,558
Distributions from net long-term capital gains	—	—	—
*	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

During the Funds’ last tax year ended August 31, 2012, there were no capital losses generated.

The Funds have elected to defer losses incurred from May 4, 2012 (commencement of operations) through August 31, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The Funds have elected to defer losses as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Post-October capital losses	$10,831	$7,040	$2,531
Late-year ordinary losses	—	—	—

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Nuveen Investments	37

Notes to Financial Statements (Unaudited) (continued)

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.6000%
For the next $125 million	.5875
For the next $250 million	.5750
For the next $500 million	.5625
For the next $1 billion	.5500
For net assets over $2 billion	.5250

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of February 28, 2013, the complex-level fee rate for each of these Funds was ..1668%.

The management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser has contractually agreed to waive fees and/or reimburse expenses of each Fund through October 31, 2014, so that total annual Fund operating expenses (excluding 12B-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, acquired fund fees and expenses and extraordinary expenses), for each Fund do not exceed 0.71% of the average daily net assets of any class of Fund shares.

The Adviser may also voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

During the six months ended February 28, 2013, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Sales charges collected	$—	$—	$3,631
Paid to financial intermediaries	—	—	3,164

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

38	Nuveen Investments

During the six months ended February 28, 2013, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Commission advances	$—	$484	$—

To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase were retained by the Distributor. During the six months ended February 28, 2013, the Distributor retained such 12b-1 fees as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
12b-1 fees retained	$257	$284	$254

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended February 28, 2013, as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
CDSC retained	$—	$—	$—

As of February 28, 2013, Nuveen owned shares of the Funds as follows:

	Intelligent Risk Growth Allocation	Intelligent Risk Moderate Allocation	Intelligent Risk Conservative Allocation
Class A Shares	$2,500	$2,500	$2,500
Class C Shares	2,500	2,500	2,500
Class R3 Shares	2,500	2,500	2,500
Class I Shares	42,500	42,500	42,500

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In January 2013, Accounting Standards Update (“ASU”) 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact to the financial statements and footnote disclosures, if any.

Nuveen Investments	39

Notes

40	Nuveen Investments

Notes

Nuveen Investments	41

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Lipper Mixed-Asset Target Allocation Conservative Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Conservative Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Growth Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Growth Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Lipper Mixed-Asset Target Allocation Moderate Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Mixed-Asset Target Allocation Moderate Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.

Morningstar Moderately Aggressive Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly above-average exposure to equity market risk and returns.

Morningstar Moderately Conservative Target Risk Index: An index that represents a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in a static allocation appropriate for U.S. investors who seek a slightly below-average exposure to equity market risk and returns.

Morningstar Moderate Target Risk Index: An index that represents a portfolio of global equities, bonds, and traditional inflation hedges, such as commodities and TIPS. This portfolio is held in a static allocation of 60% equities and 40% fixed income, which is appropriate for U.S. investors who seek average exposure to equity market risk and returns.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Fund’s liabilities, and dividing by the number of shares outstanding.

42	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

U.S. Bank National Association

St. Paul, MN

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800)257-8787

Quarterly Portfolio of Investments and Proxy Voting Information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	43

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates–Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed $219 billion as of December 31, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-INTELR-0213P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: May 8, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: May 8, 2013

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: May 8, 2013